SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended				6 Months Ended	12 Months Ended
	Jan. 24, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Apr. 21, 2023	Dec. 31, 2021
Operating cash		$ 358,560				$ 358,560	$ 510,893		$ 54,057
Cash equivalents		0				0	0		$ 0
Unrecognized tax benefits		0				$ 0	0
Unrecognized tax benefits accrued for interest and penalties							0
Temporary equity, accretion to redemption value		1,082,415	$ 813,105	$ 353,852	$ 65,397		3,996,857
Additional Paid-in Capital
Offering costs	$ 14,647,648
Accumulated Deficit
Offering costs	500,307
Temporary equity, accretion to redemption value		$ 1,082,415	813,105	$ 353,852	65,397		3,996,857
Initial Public Offering
Transaction costs	15,147,955
Underwriting fees	4,830,000
Deferred underwriting fees	9,660,000
Offering costs	657,955
Temporary equity, accretion to redemption value					26,976,223		26,976,223
Initial Public Offering | Additional Paid-in Capital
Temporary equity, accretion to redemption value					4,528,638		4,528,638
Initial Public Offering | Accumulated Deficit
Temporary equity, accretion to redemption value					$ 22,447,585		$ 22,447,585
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares)		3,998,687				3,998,687	24,150,000		0
Temporary equity, accretion to redemption value	26,976,223
Additional remeasurement						$ 5,892,377	$ 3,996,857
Temporary equity, carrying amount		$ 42,190,562	$ 251,139,962			$ 42,190,562	$ 250,326,857	$ 3,998,687
Class A Common Stock Subject to Possible Redemption | Additional Paid-in Capital
Temporary equity, accretion to redemption value	4,528,638
Class A Common Stock Subject to Possible Redemption | Accumulated Deficit
Temporary equity, accretion to redemption value	$ 22,447,585